Information about Operating Results and Assets for Each Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales:
Net sales	¥ 3,800,271	¥ 3,727,252	¥ 3,731,380
Operating cost and expenses	3,445,061	3,363,763	3,394,103
Operating profit	355,210	363,489	337,277
Total assets	4,427,773	4,460,618	4,242,710
Depreciation and amortization	273,327	263,480	275,173
Capital expenditures	243,130	224,760	227,478
Office Business Unit
Net sales:
Net sales	2,108,246	2,075,788	1,993,898
Operating cost and expenses	1,820,230	1,786,675	1,733,165
Operating profit	290,586	292,057	266,908
Total assets	1,020,758	1,025,499	954,803
Depreciation and amortization	86,206	87,058	88,344
Capital expenditures	73,819	69,704	54,644
Imaging System Business Unit
Net sales:
Net sales	1,262,667	1,342,501	1,448,186
Operating cost and expenses	1,080,396	1,148,593	1,245,144
Operating profit	183,439	194,601	203,794
Total assets	452,283	517,524	584,856
Depreciation and amortization	52,070	53,912	56,564
Capital expenditures	38,337	31,124	44,112
Industry and Others Business Unit
Net sales:
Net sales	429,358	308,963	289,296
Operating cost and expenses	537,730	420,566	400,201
Operating profit	(13,079)	(21,801)	(25,331)
Total assets	332,252	342,695	328,202
Depreciation and amortization	45,064	37,544	37,072
Capital expenditures	24,241	15,976	27,040
Corporate and Eliminations
Net sales:
Operating cost and expenses	6,705	7,929	15,593
Operating profit	(105,736)	(101,368)	(108,094)
Total assets	2,622,480	2,574,900	2,374,849
Depreciation and amortization	89,987	84,966	93,193
Capital expenditures	106,733	107,956	101,682
Operating Segments
Net sales:
Net sales	3,800,271	3,727,252	3,731,380
Operating Segments | Office Business Unit
Net sales:
Net sales	2,110,816	2,078,732	2,000,073
Operating Segments | Imaging System Business Unit
Net sales:
Net sales	1,263,835	1,343,194	1,448,938
Operating Segments | Industry and Others Business Unit
Net sales:
Net sales	524,651	398,765	374,870
Operating Segments | Corporate and Eliminations
Net sales:
Net sales	(99,031)	(93,439)	(92,501)
Intersegment Eliminations | Office Business Unit
Net sales:
Net sales	(2,570)	(2,944)	(6,175)
Intersegment Eliminations | Imaging System Business Unit
Net sales:
Net sales	(1,168)	(693)	(752)
Intersegment Eliminations | Industry and Others Business Unit
Net sales:
Net sales	(95,293)	(89,802)	(85,574)
Intersegment Eliminations | Corporate and Eliminations
Net sales:
Net sales	¥ 99,031	¥ 93,439	¥ 92,501